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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

        s/ Lawrence A. Oberman         Northbrook, IL       11/14/2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 41
                                        --------------------

Form 13F Information Table Value Total: 193,606
                                        --------------------
                                            (thousands)

List of Other Included Managers:

NONE

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
           COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8

                                TITLE OF                VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER           CLASS       CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
        --------------           -----       -----    --------   -------   ---  ----  ----------  --------    ----     ------  ----
ACCELRYS INC                      COM      00430U103    21,715 2,507,459   SH            SOLE               2,507,459    0       0
ACCELRYS INC                      COM      00430U103       746    86,167   SH           OTHER                  86,167    0       0
ANGIODYNAMICS INC                 COM      03475V101    12,092   991,183   SH            SOLE                 991,183    0       0
ANGIODYNAMICS INC                 COM      03475V101       394    32,256   SH           OTHER                  32,256    0       0
BALCHEM CORP                      COM      057665200     6,462   175,934   SH            SOLE                 175,934    0       0
BALCHEM CORP                      COM      057665200       183     4,990   SH           OTHER                   4,990    0       0
BERKSHIRE HATHAWAY INC DEL     CL B NEW    084670702     4,910    55,675   SH            SOLE                  55,675    0       0
BERKSHIRE HATHAWAY INC DEL     CL B NEW    084670702       177     2,005   SH           OTHER                   2,005    0       0
CALLIDUS SOFTWARE INC             COM      13123E500     7,536 1,528,694   SH            SOLE               1,528,694    0       0
CALLIDUS SOFTWARE INC             COM      13123E500       213    43,225   SH           OTHER                  43,225    0       0
CARDIONET INC                     COM      14159L103     5,539 2,198,102   SH            SOLE               2,198,102    0       0
CARDIONET INC                     COM      14159L103       236    93,800   SH           OTHER                  93,800    0       0
DTS INC                           COM      23335C101    11,721   503,041   SH            SOLE                 503,041    0       0
DTS INC                           COM      23335C101       359    15,389   SH           OTHER                  15,389    0       0
DIGITALGLOBE INC                COM NEW    25389M877    13,684   671,093   SH            SOLE                 671,093    0       0
DIGITALGLOBE INC                COM NEW    25389M877       459    22,495   SH           OTHER                  22,495    0       0
FLOTEK INDS INC DEL               COM      343389102     6,655   525,284   SH            SOLE                 525,284    0       0
FLOTEK INDS INC DEL               COM      343389102       182    14,400   SH           OTHER                  14,400    0       0
KMG CHEMICALS INC                 COM      482564101    10,571   571,423   SH            SOLE                 571,423    0       0
KMG CHEMICALS INC                 COM      482564101       281    15,181   SH           OTHER                  15,181    0       0
MERCURY COMPUTER SYS              COM      589378108    13,079 1,231,546   SH            SOLE               1,231,546    0       0
MERCURY COMPUTER SYS              COM      589378108       420    39,582   SH           OTHER                  39,582    0       0
MONOTYPE IMAGING HOLDINGS INC     COM      61022P100     3,087   197,988   SH            SOLE                 197,988    0       0
MONOTYPE IMAGING HOLDINGS INC     COM      61022P100        87     5,550   SH           OTHER                   5,550    0       0
NVE CORP                        COM NEW    629445206    21,182   357,865   SH            SOLE                 357,865    0       0
NVE CORP                        COM NEW    629445206       725    12,250   SH           OTHER                  12,250    0       0
OYO GEOSPACE CORP                 COM      671074102     4,169    34,055   SH            SOLE                  34,055    0       0
OYO GEOSPACE CORP                 COM      671074102       132     1,075   SH           OTHER                   1,075    0       0
PURECYCLE CORP                  COM NEW    746228303     4,899 2,139,346   SH            SOLE               2,139,346    0       0
PURECYCLE CORP                  COM NEW    746228303       156    68,133   SH           OTHER                  68,133    0       0
REPLIGEN CORP                     COM      759916109     1,633   273,991   SH            SOLE                 273,991    0       0
REPLIGEN CORP                     COM      759916109        55     9,193   SH           OTHER                   9,193    0       0
SCIENTIFIC LEARNING CORP          COM      808760102     5,287 5,132,555   SH            SOLE               5,132,555    0       0
SCIENTIFIC LEARNING CORP       RESTRICTED  808760102       714   693,640   SH            SOLE                 693,640    0       0
SCIENTIFIC LEARNING CORP          COM      808760102        48    46,355   SH           OTHER                  46,355    0       0
SURMODICS INC                     COM      868873100     9,533   471,454   SH            SOLE                 471,454    0       0
SURMODICS INC                     COM      868873100       422    20,891   SH           OTHER                  20,891    0       0
TESSERA TECHNOLOGIES INC          COM      88164L100    12,766   933,167   SH            SOLE                 933,167    0       0
TESSERA TECHNOLOGIES INC          COM      88164L100       408    29,825   SH           OTHER                  29,825    0       0
WEBSENSE INC                      COM      947684106    10,343   660,906   SH            SOLE                 660,906    0       0
WEBSENSE INC                      COM      947684106       346    22,125   SH           OTHER                  22,125    0       0